SHARE CAPITAL - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Issuance of share capital	2,415,000
Gross proceeds from public offering	$ 28,980
Total net proceeds from issuance of share capital	$ 27,126
Treasury shares acquired, average cost per share					$ 4.74	$ 4.80
Stock Repurchased and Retired During Period, Shares					1,250,546
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			568,500	0		500,530
Stock Granted, Value, Share-based Compensation, Gross			$ 1,061		$ 208	$ 3,974
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 2.00	$ 0.00	$ 2.82	$ 5.80
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period			0	20,000		41,882
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			3 years 10 months 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 1.87		$ 6.2
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.61%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate					219.29%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			6 years 3 months		3 years 3 months
Allocated Share-based Compensation Expense			$ 256	$ 631	$ 924
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value			$ 0	$ 65	$ 16
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased		$ 2.54	$ 2.54	$ 3.27	$ 3.77
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 994	$ 994
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period			13,000		8,000	81,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			3.04%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate			240.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			2.89%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate			238.00%
Ordinary Shares [Member]
Issuance of share capital		1,167,898
Treasury shares acquired (in shares)					566,159	774,936